Equity (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	May 17, 2011	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 23, 2014	Jul. 31, 2014
Partnership equity
General partner, interest (as a percent)	0.10%	0.10%		0.10%	0.10%
Limited partners, interest (as a percent)		99.90%		99.90%	99.90%
Initial Public Offering
Proceeds from sale of common units, net of offering costs		$ 370,446,000	$ 415,089,000	$ 650,155,000	$ (642,000)	$ 74,759,000
Common Units
Initial Public Offering
Number of units sold in public offering	4,025,000						8,000,000
Price per unit of units sold in initial public offering (in dollars per share)	21.00
Proceeds from sale of common units, net of offering costs							338,000,000	32,400,000
Offering costs							500,000
Number of units repurchased	175,000
Units outstanding after completion of IPO	8,864,222	88,545,764		73,421,309	47,703,313
Common Units | Repayment of advances under acquisition credit facility
Initial Public Offering
Number of units sold in public offering	3,850,000
Proceeds from sale of common units, net of offering costs	71,900,000
Offering costs	9,000,000
Common Units | Redemption of common units
Initial Public Offering
Number of units sold in public offering	175,000
Proceeds from sale of common units, net of offering costs	3,400,000
Subordinated Units
Partnership Equity
Subordinated units, conversion ratio		1		1
Initial Public Offering
Units outstanding after completion of IPO	5,919,346			5,919,346	5,919,346